SEGMENT INFORMATION - Revenues from External Customers (Details) - Sales revenue, net - Customer concentration risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
International Energy Major
Revenues from external customers:
Concentration risk amount	$ 106,469	$ 14,816	$ 0
Concentration risk percentage (in percent)	31.00%	7.00%	0.00%
International Oil and Gas Producer
Revenues from external customers:
Concentration risk amount	$ 43,800	$ 7,735	$ 0
Concentration risk percentage (in percent)	13.00%	4.00%	0.00%
Japanese Commodities Company
Revenues from external customers:
Concentration risk amount	$ 38,861	$ 0	$ 0
Concentration risk percentage (in percent)	11.00%	0.00%	0.00%
Japanese trading house
Revenues from external customers:
Concentration risk amount	$ 33,885	$ 17,350	$ 17,807
Concentration risk percentage (in percent)	10.00%	8.00%	11.00%
Singaporean trading house
Revenues from external customers:
Concentration risk amount	$ 30,505	$ 38,206	$ 40,715
Concentration risk percentage (in percent)	9.00%	17.00%	25.00%
Dutch trading house
Revenues from external customers:
Concentration risk amount	$ 23,199	$ 27,670	$ 21,577
Concentration risk percentage (in percent)	7.00%	13.00%	13.00%
European utility company
Revenues from external customers:
Concentration risk amount	$ 9,845	$ 32,057	$ 0
Concentration risk percentage (in percent)	3.00%	15.00%	0.00%
Asian trading house
Revenues from external customers:
Concentration risk amount	$ 6,777	$ 30,694	$ 7,708
Concentration risk percentage (in percent)	2.00%	14.00%	5.00%
International LNG trader
Revenues from external customers:
Concentration risk amount	$ 0	$ 20,444	$ 19,896
Concentration risk percentage (in percent)	0.00%	9.00%	12.00%
European Trading house
Revenues from external customers:
Concentration risk amount	$ 0	$ 11,189	$ 35,109
Concentration risk percentage (in percent)	0.00%	5.00%	22.00%